Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net
14. INTANGIBLE ASSETS, NET

	As of December 31, 2020
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount

Purchased video content	$212,999	$(161,160)	$(50,088)	$1,751
Operating rights for licensed games	51,856	(35,017)	(14,026)	2,813
Domain names and trademarks	27,536	(10,243)	(17,219)	74
Computer software	11,749	(11,545)	0	204
Developed technologies	8,699	(918)	(7,781)	0
Others	2,928	(966)	(1,962)	0

Total	$315,767	$(219,849)	$(91,076)	$4,842

	As of December 31, 2021
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount

Purchased video content	$138,902	$(99,961)	$(37,343)	$1,598
Operating rights for licensed games	60,454	(39,431)	(13,895)	7,128
Domain names and trademarks	26,766	(10,240)	(16,506)	20
Computer software	12,474	(12,084)	0	390
Developed technologies	8,879	(936)	(7,943)	0
Others	2,996	(988)	(2,008)	0

Total	$250,471	$(163,640)	$(77,695)	$9,136

Impairment Losses
In 2021, Sohu recognized a $14,000 impairment loss related to Sohu Video’s purchased video content pursuant to the Sohu Group’s policy on impairment of overseas content. Changyou recognized a $1.7 million impairment loss related to content and game licenses, of which $0.1 million was recognized as impairment of intangible assets and $1.6 million was recognized as impairment of prepaid and other current assets.
In 2020
,
 Sohu recognized a $
1.5
 million impairment loss related to Sohu Video’s purchased video content pursuant to the Sohu Group’s policy on impairment of overseas content. Changyou recognized a $
2.7
 million impairment loss related to content and game licenses, of which $
0.8
 million was recognized as impairment of intangible assets and $
1.9
 million was recognized as impairment of prepaid and other current assets.
In 2019, Sohu recognized a $7.2 million impairment loss for a domain name related to the 56.com Website, mainly due to enhanced restrictions that Chinese regulatory authorities imposed on the broadcasting industry, which had an adverse effect on the operation of the 56.com Website. Also in 2019, Sohu recognized a $4.0 million impairment loss related to Sohu Video’s purchased video content pursuant to the Sohu Group’s policy on impairment of overseas content.
Amortization
In 2021, 2020 and 2019, amortization of intangible assets was $12.5 million, $14.4 million and $38.8 million, respectively. As of December 31, 2021, amortization expenses for future periods are estimated to be as follows:

For the year ended December 31,	(in thousands)

2022	4,357
2023	3,761
2024	1,018
2025	0
2026	0
Thereafter	0

Total expected amortization expense	$9,136